Note 11 - Federal and State Income Taxes (Detail) - Federal and State Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 1,850,234	$ 195,135	$ 1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$ 4,534,601	$ 3,868,199	$ 2,449,249